SHAREHOLDER'S EQUITY - Schedule of changes in treasury shares (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) R$ / shares shares
Disclosure of classes of share capital [line items]
Balance at beginning of period | R$	R$ 11,667
Balance at end of period | R$	R$ 151,342
Bottom of range [member]
Disclosure of classes of share capital [line items]
Average price per share, outstanding at end of period | R$ / shares	R$ 25.74
Top of range [member]
Disclosure of classes of share capital [line items]
Average price per share, outstanding at beginning of period | R$ / shares	R$ 50.93
Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period | R$	R$ 11,667
Initial share capital (in shares) | shares	316,701
Average price per share, outstanding at beginning of period | R$ / shares	R$ 38.04
Used | R$	R$ (34,438)
Used (in shares) | shares	(754,719)
Average price per share, issued | R$ / shares	R$ 45.63
Share repurchase | R$	R$ 174,113
Acquisition (in shares) | shares	5,337,558
Average price per share, purchased | R$ / shares	R$ 32.62
Balance at end of period | R$	R$ 151,342
Total shares capital subscribed and paid-up (in shares) | shares	4,899,540
Average price per share, outstanding at end of period | R$ / shares	R$ 30.89